Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Details) (EUR €)	0 Months Ended	1 Months Ended																							12 Months Ended
	Jan. 31, 2011	Jan. 31, 2012	Dec. 31, 2011		Nov. 30, 2011		Oct. 31, 2011		Sep. 30, 2011		Aug. 31, 2011		Jul. 29, 2011		Jun. 30, 2011		May 31, 2011		Apr. 30, 2011		Mar. 31, 2011		Feb. 28, 2011		Dec. 31, 2011	Apr. 20, 2011 Share Program 2006 & 2007 [Member]
Summary of shares repurchased
Total number of shares purchased	78,975		970,263		1,649,792		1,440,646		2,887,514		2,907,848		2,245,788		1,677,557		4,814,924		2,413,449		2,988,801		1,599,019		25,674,576
Average price paid per share (EUR)	€ 29.13		€ 30.54		€ 29.01		€ 27.53		€ 25.46		€ 23.59		€ 25.50		€ 25.20		€ 27.26		€ 27.68		€ 30.33		€ 31.42		€ 27.26
Total number of shares purchased as a part of publicly announced plans or programs	78,975		25,674,576		24,704,313		23,054,521		21,613,875		18,726,361		15,818,513		13,572,725		11,895,168		7,080,244		4,666,795		1,677,994
Maximum value of shares that may yet be purchased under the plans or programs	€ 997,699,182 [1]		€ 300,000,025	[1]	€ 329,630,685	[1]	€ 377,488,352	[1]	€ 417,147,453	[1]	€ 490,649,449	[1]	€ 559,238,654	[1]	€ 616,498,695	[1]	€ 658,770,101	[1]	€ 790,017,324	[1]	€ 856,819,199	[1]	€ 947,457,186	[1]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum shares authorized for repurchase as percentage of total issued capital																										10.00%
Purchases of Equity Securities by the Issuer and Affiliated Purchasers (Textual)
Repurchase program agreement, maximum percentage authorized to buy back																									Up to a maximum of three times 10.0 percent of the Company’s issued share capital as of the date of authorization
Value of shares repurchased during the period																									700,000,000
Value of stock intended to be repurchased		€ 1,130,000,000																							€ 1,000,000,000
Purchases of treasury stock , shares																									25,674,576
Number of shares repurchased and cancelled																									13,185,305

[1]	This table reflects the situation as at December 31, 2011. Subsequently, on January 18, 2012, the Company announced to increase the size of the program to a maximum amount of EUR 1,130 million.